Note 3 - Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2018
Statement Line Items [Line Items]
Disclosure of interests in subsidiaries [text block]
	Country of Incorporation	Principal Activity	Xiana ’s effective interest January 31, 2018	Xiana ’s effective interest January 31, 2017
Compania Minera la Luminosa S.A.C.	Peru	Holding company	99%	99%

Disclosure of depreciation rate of property and equipment [text block]
Computer equipment	-	25%	-	30% declining-balance
Office equipment	-	10%	-	25% declining-balance
Leasehold improvements	-	straight-line over the lease term